Statement of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 29, 2011
Issuance of Series A 8% Convertible Preferred Stock, issuance costs	$ 8,533	$ 2,145
Preferred stock dividend, percentage	8.00%	8.00%